SHORT-TERM BANK BORROWINGS (Details)	Dec. 31, 2024 USD ($)		Nov. 29, 2024 USD ($)	Nov. 29, 2024 CNY (¥)	Oct. 18, 2024 USD ($)	Oct. 18, 2024 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CNY (¥)	Dec. 31, 2023 USD ($)		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Short-Term Debt [Line Items]
Short term borrowings	$ 1,223,405								$ 37,184
China Merchants Bank Shenzhen Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings	$ 1,223,405	[1]	$ 625,582	¥ 4,500,000	$ 695,091	¥ 5,000,000	$ 69,510	¥ 500,000	$ 37,184	[1]	$ 42,316	¥ 300,000

[1]	On June 30, 2023, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB300,000 (equivalent to US$42,316) with an annual interest of 3.85% and the balance has been fully repaid on July 1, 2024.